Dividends - Summary of Detailed Information about Dividends (Parenthetical) (Detail) - £ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Final dividend for the year ended 30 June 2018 [Member]
Detailed Information About Dividends [Line Items]
Dividends paid, ordinary shares per share				£ 8.58
Interim dividend for the year ended 30 June 2019 [Member]
Detailed Information About Dividends [Line Items]
Dividends paid, ordinary shares per share			£ 3.55
Final dividend for the year ended 30 June 2019 [Member]
Detailed Information About Dividends [Line Items]
Dividends paid, ordinary shares per share	£ 8.58
Interim dividend for the year ended 30 June 2020 [Member]
Detailed Information About Dividends [Line Items]
Dividends paid, ordinary shares per share		£ 3.55